INVENTORY	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORY	INVENTORY
Inventory is carried at lower of cost or net realizable value using the first-in, first-out (FIFO) method. Cost components include raw materials, purchased components, direct labor, indirect labor, utilities, depreciation, inbound freight charges, purchasing and receiving costs, and inspection costs.
The components of inventory are as follows:

	December 31
(In millions)	2025	2024
Raw materials	$1,726	$1,614
Work-in-process	1,034	1,038
Finished goods	1,961	1,576
Total inventory	$4,721	$4,227